Investment Strategy	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies in the Japanese market with attractive valuation characteristics and that primarily benefit from geopolitical and global policy shifts. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly Index screening date: (i) conduct its Primary Business Activities in Japan and list its shares on the Tokyo Stock Exchange; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of greater than $100,000 for each of the preceding three months; and (iv) have trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index Committee will categorize eligible securities into one of four Index allocations and will weight according to shareholder yield, liquidity, and market capitalization considerations.

(i) Strategic Holdings: 0-45% of the Index will be allocated to securities of Japanese companies that are or have recently been strategic holdings of Berkshire Hathaway Inc. (“Berkshire Hathaway”) (i.e., companies for which Berkshire Hathaway owns or owned more than 5% of the shares outstanding) on the Index screening date as evidenced by publicly available regulatory filings.

(ii) Total Shareholder Yields: 15-33% of the Index will be allocated to securities of Japanese companies that provide a high “total shareholder yield”, as evidenced by high return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”) combined with favorable earnings and dividend growth characteristics.

(iii) Corporate Governance Improvers: 15-33% of the Index will be allocated to securities of Japanese companies that have a low valuation ratio (such as a Low Price to Book ratio) but favorable earnings and dividend growth characteristics.

(iv) Thematic Opportunities: 15-33% of the Index will be allocated to securities of companies that have exposures to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions.

While the Index Committee may consider a variety of qualitative and quantitative factors, including a company’s exposure to non-allied countries, when selecting companies eligible for this category, companies are selected based primarily on their exposure to the four trends described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1. Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2. Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3. Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different technologically-enabled products or services that could change an industry landscape, particularly those products or services related to shifts to geopolitics and government policies); and

4. Shifting consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

Typically, the Index will be composed of 100 to 150 securities. The Index will be reconstituted on at least a quarterly basis.

The Index constituents are denominated in Japanese yen. As a result, the Fund’s investments in the constituents subject it to currency risk, which includes the risk that the Fund’s net asset value could decline if the Japanese yen depreciates against the U.S. dollar. The Index Committee seeks to mitigate such currency risk by dynamically hedging currency fluctuations in the relative value of the Japanese yen against the U.S. dollar, ranging from a 0% to 100% hedge. The Index Committee will determine if a currency hedge will be implemented in the Index based on the signals described below.

1. Momentum: The one-month average of the currency’s spot price versus the U.S. dollar is weaker than that of the three-month average (i.e., the targeted currency is depreciating).

2. Interest Rate Differentials: The difference in interest rates, as implied in one-month foreign exchange forwards, between the Japanese yen and U.S. dollar.

3. Geopolitical Events and Fiscal & Monetary Policy Shifts: Geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, trade and tariff policies, central bank-mandated changes in interest rates, different fiscal spending programs, and currency and policy interventions.

4. Time-series momentum: Overall broad trends in the U.S. dollar.

To implement the Index hedging strategy, the Fund expects to use currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and, therefore, the Fund’s sector exposure may vary from time to time, as of June 2, 2025, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

WisdomTree Japan Hedged SmallCap Equity Fund
Prospectus [Line Items]
Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.